Investments in affiliates (Tables)	12 Months Ended
Dec. 31, 2025
Investments in affiliates
Investments in affiliates
	December 31,
	2025	2024

Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Interest held	19.42%	19.42%

	US$’000	US$’000

Long-term investment, at cost, less impairment	5,540	5,540
Share of undistributed profits	4,420	4,407
	9,960	9,947

Summary of the financial information of the affiliates
	December 31,
	2025	2024
Balance Sheet:	US$’000	US$’000

Current assets	58,380	50,487

Non-current assets	9,840	10,569
Total assets	68,220	61,056

Total liabilities	(31,774)	(25,204)
Total shareholders’ equity	36,446	35,852
	Year ended December 31,
	2025	2024
Operating results:	US$’000	US$’000

Net sales	41,208	48,365

Operating income	(643)	1,926

Net income	1,282	2,008